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                                  CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). The Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

     2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 123 ("PEA No. 123") on February 27, 2009, pursuant to Rule 485(b) under the 1933 Act for the following funds:

INTECH Risk-Managed Core Fund
Janus Balanced Fund
Janus Contrarian Fund
Janus Enterprise Fund
Janus Flexible Bond Fund
Janus Fund
Janus Global Life Sciences Fund
Janus Global Opportunities Fund
Janus Global Research Fund
Janus Global Technology Fund
Janus Government Money Market Fund
   - Investor Shares
Janus Growth and Income Fund
Janus High-Yield Fund
Janus Money Market Fund
   - Investor Shares
Janus Orion Fund
Janus Overseas Fund
Janus Research Core Fund
Janus Research Fund
Janus Short-Term Bond Fund
Janus Smart Portfolio - Conservative
Janus Smart Portfolio - Growth
Janus Smart Portfolio - Moderate
Janus Triton Fund
Janus Twenty Fund
Janus Venture Fund
Janus Worldwide Fund
Perkins Mid Cap Value Fund
   - Institutional Shares
Perkins Mid Cap Value Fund
   - Investor Shares
Perkins Small Cap Value Fund
   - Institutional Shares
Perkins Small Cap Value Fund
   - Investor Shares

(collectively, the "Funds")

     3.   The text of PEA No. 123 has been filed electronically.

DATED: March 4, 2009

                                         JANUS INVESTMENT FUND
                                         On behalf of the Funds


                                         By: /s/ Stephanie Grauerholz-Lofton
                                             -----------------------------------
                                             Stephanie Grauerholz-Lofton
                                             Vice President